NET (LOSS) INCOME PER SHARE (Basic and Diluted Net (Loss) Income Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
NET (LOSS) INCOME PER SHARE [Abstract]
Income (loss) from continuing operations	$ 7,973	$ (502)	$ 155
Income (loss) from discontinued operations, net of tax	236	(3,300)	(2,053)
Net (loss) income	8,209	(3,802)	(1,898)
Allocated to ordinary Share - basic	8,209	(3,800)	(1,898)
Allocated to nonvested restricted share - basic		$ (2)
Weighted average number of ordinary shares outstanding	133,996,737	133,489,261	138,232,493
Weighted average number of nonvested restricted share	0	82,466	0
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	366,371		0
Weighted average ordinary shares outstanding used in computing diluted net income per share	134,363,108	133,571,727	138,232,493
Basic net (loss) income per share: Basic from continuing operations	$ 0.06	$ 0.0	$ 0.0
Basic net (loss) income per share: Basic from discontinued operations (net of tax)	$ 0.0	$ (0.03)	$ (0.01)
Basic net (loss) income per share: Basic	$ 0.06	$ (0.03)	$ (0.01)
Basic net (loss) income per nonvested restricted share: Basic from continuing operations	$ 0.0	$ 0.0	$ 0.0
Basic net (loss) income per nonvested restricted share: Basic from discontinued operations (net of tax)	$ 0.0	$ (0.03)	$ 0.0
Basic net (loss) income per nonvested restricted share: Basic	$ 0.0	$ (0.03)	$ 0.0
Diluted from continuing operations	$ 0.06	$ 0.0	$ 0.0
Diluted from discontinued operations	$ 0.0	$ (0.03)	$ (0.01)
Diluted net (loss) income per share: Diluted	$ 0.06	$ (0.03)	$ (0.01)
Basic net (loss) income per share: Allocated to ordinary Share - basic	$ 0.06	$ (0.03)	$ (0.01)
Basic net (loss) income per share: Allocated to nonvested restricted share - basic	$ 0.0	$ (0.03)	$ 0.0
Basic net (loss) income per share: Diluted	$ 0.06	$ (0.03)	$ (0.01)